STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT (UNAUDITED) - USD ($)	Class A Ordinary Shares [Member]	Class B Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance — December 6, 2021 (Inception) at Dec. 05, 2021
Beginning balance, shares at Dec. 05, 2021
Net loss				(28,918)	(28,918)
Class B ordinary shares issued to Sponsor		$ 288	24,712		25,000
Class B ordinary shares issued to Sponsor, shares		2,875,000
Balance — February 28, 2022 at Feb. 28, 2022		$ 288	24,712	(28,918)	(3,918)
Ending balance, shares at Feb. 28, 2022		2,875,000
Balance — December 6, 2021 (Inception) at Nov. 30, 2022	$ 12	$ 288		(3,668,338)	(3,668,038)
Beginning balance, shares at Nov. 30, 2022	115,000	2,875,000
Remeasurement of Class A ordinary shares subject to redemption				(1,245,737)	(1,245,737)
Net loss				983,179	983,179
Balance — February 28, 2022 at Feb. 28, 2023	$ 12	$ 288		$ (3,930,896)	$ (3,930,596)
Ending balance, shares at Feb. 28, 2023	115,000	2,875,000